Derivatives (Details) - SEK (kr) kr in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Assets Fair value	kr 8,598	kr 10,304
Liabilities Fair value	9,850	13,187
Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	8,598	10,304
Liabilities Fair value	9,850	13,187
Nominal amounts	915,598	627,799
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	2,217	2,396
Liabilities Fair value	1,505	2,119
Nominal amounts	729,353	423,124
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	6,376	7,897
Liabilities Fair value	6,323	8,056
Nominal amounts	176,228	189,323
Equity-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	5	11
Liabilities Fair value	1,897	2,901
Nominal amounts	6,671	12,022
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments
Liabilities Fair value	125	111
Nominal amounts	kr 3,346	kr 3,330